UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08283

Morgan Stanley Multi Asset Class Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Multi-Asset Class Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2008

Total Return for the 6 Months Ended March 31, 2008
Class A	Class B	Class C	Class I+	S&P 500®1	Lipper Flexible Portfolio Funds Index[2]
–8.54%	–8.87%	–8.81%	–8.38%	–12.46%	–5.34%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global economic conditions contracted during the six-month period under review as consumers adjusted to falling home values and rising food and energy costs. Corporations were also forced to adjust to higher input costs and lengthening sales cycles, as revenue growth slowed. The combined impact of falling residential property values and rising mortgage financing costs finally popped the real estate bubble in the U.S., which had seen residential property values in the top fifty U.S. housing markets double between 2003 and 2007. The U.K., Europe and Australia also experienced declines in home prices after a similar period of appreciation.

Global gross domestic product (GDP) fell sharply from the recovery experienced in early 2007. In the U.S., GDP growth peaked during the third quarter of the year at an annualized rate of 4.9 percent. By March 2008, GDP was contracting and appeared to be headed for an annualized growth rate of 2 percent for the full year. In Europe and Japan, growth also appeared to be contracting, but at a slower pace than the U.S.

Developing, or emerging market economies enjoyed more robust growth during the period under review, however monetary conditions tightened in a number of countries as authorities tried to reign in inflationary pressures. Interestingly, the U. S. Federal Reserve eased (or lowered) interest rates aggressively during this same period, responding to both slow growth and credit concerns, while the European Central Bank, fearing run-away inflation, held rates unchanged.

As might be expected, global equity markets fell during the six months ended March 31, 2008, as rising inflation and declining profit forecasts reduced valuations. At the same time, fixed income markets rallied as investors sought more predictable income streams from bonds.

Performance Analysis

All share classes of Morgan Stanley Multi-Asset Class Fund outperformed the S&P 500® and underperformed the Lipper Flexible Portfolio Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

The Fund's asset allocation favored equity investments, as over 88 percent of holdings were in diversified equity funds. During the period under review, the Fund's assets shifted to large capitalization, equity growth sectors such as financials and healthcare. We also maintained exposures to natural resource-based sectors (such as energy) at the expense of passive equity and long-term fixed income.

The Fund's allocation at period end featured exposures to U.S. growth equities (approximately 45 percent of total Fund assets), short-term fixed income investments and cash equivalents (approximately 15 percent), natural resource securities (approximately 13 percent), global equities (approximately 12 percent), real estate securities (approximately 5 percent), long-term U.S. fixed income investments (approximately 5 percent), and global value equities (approximately 5 percent).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE FUNDS
Morgan Stanley Financial Services Trust	17.4%
Morgan Stanley Natural Resource Development Securities	13.2
Morgan Stanley Health Sciences Trust	12.9
Morgan Stanley Japan Fund	11.1
Morgan Stanley Limited Duration Fund	9.4

Data as of March 31, 2008. Subject to change daily. All percentages for top five funds are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund is a "fund of funds" that normally invests at least 80 percent of its assets in shares of affiliated mutual funds ("Underlying Funds"). In deciding how to allocate Fund assets among Underlying Funds, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers its outlook for the U.S. and global economies and financial markets and the relative market valuations of Underlying Funds. The Fund normally expects to invest between 50 percent and 100 percent of its net assets in Underlying Funds which invest primarily in U.S. equity securities, between 0 percent and 50 percent of its net assets in Underlying Funds which invest primarily in non-U.S. equity securities and between 0 percent and 50 percent of its net assets in Underlying Funds which invest primarily in fixed-income securities. The Investment Adviser then determines the combination of Underlying Funds that it believes best represents the selected asset allocation strategy. The Investment Adviser continuously monitors the Fund's asset allocation strategy and the selection of individual Underlying Funds and may make adjustments to both as market changes warrant. The Fund generally sells the securities of an Underlying Fund when such Underlying Fund is no longer representative of the selected asset allocation strategy. There are no minimum or maximum percentages in which the Fund must invest in any Underlying Fund. The investment adviser for each Underlying Fund is responsible for deciding which securities to purchase and sell for each respective Underlying Fund. For more information about the Underlying Funds, see "Fund Management — Management of the Underlying Funds" in the Fund's prospectus. In addition, the Fund may invest up to 20 percent of its assets directly in government securities and cash equivalents when the Investment Adviser believes market conditions so warrant.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended March 31, 2008
Symbol	Class A Shares* (since 11/25/97) MAFAX		Class B Shares** (since 11/25/97) MAFBX		Class C Shares† (since 11/25/97) MAFCX		Class I Shares†† (since 11/25/97) MAFDX
1 Year	(2.00)% (7.15)	[3] [4]	(2.70)% (6.56)	[3] [4]	(2.63)% (3.40)	[3] [4]	(1.65)% —	[3]
5 Years	13.06 11.85	[3] [4]	12.21 11.96	[3] [4]	12.23 12.23	[3] [4]	13.34 —	[3]
10 Years	4.25 3.69	[3] [4]	3.61 3.61	[3] [4]	3.52 3.52	[3] [4]	4.50 —	[3]
Since Inception	5.18 4.63	[3] [4]	4.57 4.57	[3] [4]	4.45 4.45	[3] [4]	5.44 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/07 – 03/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/01/07	03/31/08	10/01/07 – 03/31/08
Class A
Actual (-8.54% return)	$1,000.00	$914.60	$1.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.75	$1.26
Class B
Actual (-8.87% return)	$1,000.00	$911.30	$4.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$5.05
Class C
Actual (-8.81% return)	$1,000.00	$911.90	$4.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.15	$4.90
Class I@@
Actual (-8.38% return)	$1,000.00	$916.20	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.00	$0.00

  @  Expenses are equal to the Fund's annualized expense ratio of 0.25%, 1.00%, 0.97% and 0.00% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.79%, 1.54%, 1.51% and 0.54% for Class A, Class B, Class C and Class I shares, respectively.

  @@  Formerly Class D Shares. Renamed Class I Shares effective March 31, 2008.

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments ■ March 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (90.7%)
	Investment Trusts/Mutual Funds
626,373	Morgan Stanley Financial Services Trust	$4,378,346
60,332	Morgan Stanley Focus Growth Fund (a)	1,873,906
226,298	Morgan Stanley Health Sciences Trust (a)	3,240,581
313,706	Morgan Stanley Japan Fund (a)	2,795,124
286,463	Morgan Stanley Limited Duration Fund	2,377,642
40,373	Morgan Stanley Mid Cap Growth Fund	1,201,499
129,112	Morgan Stanley Natural Resource Development Securities Inc.	3,323,340
163,131	Morgan Stanley Real Estate Fund	1,482,865
61,565	Morgan Stanley Special Value Fund (a)	826,819
151,334	Morgan Stanley U. S. Government Securities Trust	1,336,283
	Total Common Stocks (Cost $26,621,330)	22,836,405
NUMBER OF SHARES (000)
	Short-Term Investment (b) (9.4%)
	Investment Company
2,385	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,385,441)	2,385,441

Total Investments (Cost $29,006,771) (c)	100.1%	25,221,846
Liabilities in Excess of Other Assets	(0.1)	(35,652)
Net Assets	100.0%	$25,186,194

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $796,409 and the aggregate gross unrealized depreciation is $4,581,334, resulting in net unrealized depreciation of $3,784,925.

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $29,006,771)	$25,221,846
Receivable for:
Dividends	51,982
Shares of beneficial interest sold	988
Prepaid expenses and other assets	11,147
Receivable from Investment Adviser	38,314
Total Assets	25,324,277
Liabilities:
Payable for:
Shares of beneficial interest redeemed	74,198
Distribution fee	14,352
Accrued expenses and other payables	49,533
Total Liabilities	138,083
Net Assets	$25,186,194
Composition of Net Assets:
Paid-in-capital	$28,015,795
Net unrealized depreciation	(3,784,925)
Accumulated net investment loss	(2,110,318)
Accumulated undistributed net realized gain	3,065,642
Net Assets	$25,186,194
Class A Shares:
Net Assets	$11,257,896
Shares Outstanding (unlimited authorized, $.01 par value)	1,221,984
Net Asset Value Per Share	$9.21
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.72
Class B Shares:
Net Assets	$10,950,144
Shares Outstanding (unlimited authorized, $.01 par value)	1,214,091
Net Asset Value Per Share	$9.02
Class C Shares:
Net Assets	$2,875,634
Shares Outstanding (unlimited authorized, $.01 par value)	319,178
Net Asset Value Per Share	$9.01
Class I Shares@@:
Net Assets	$102,520
Shares Outstanding (unlimited authorized, $.01 par value)	11,012
Net Asset Value Per Share	$9.31

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2008 (unaudited)

Net Investment Income:
Dividend Income	$379,492
Expenses
Distribution fee (Class A shares)	15,362
Distribution fee (Class B shares)	64,174
Distribution fee (Class C shares)	15,926
Shareholder reports and notices	23,484
Professional fees	23,003
Transfer agent fees and expenses	15,191
Registration fees	5,733
Custodian fees	3,643
Other	6,441
Total Expenses	172,957
Less: amounts waived/reimbursed	(77,494)
Net Expenses	95,463
Net Investment Income	284,029
Realized and Unrealized Gain (Loss):
Realized gain	5,440
Capital gain distribution received	3,060,202
Net Realized Gain	3,065,642
Net Change in Unrealized Appreciation/Depreciation	(5,952,079)
Net Loss	(2,886,437)
Net Decrease	$(2,602,408)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2008	FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$284,029	$452,148
Net realized gain	3,065,642	3,691,924
Net change in unrealized appreciation/depreciation	(5,952,079)	591,282
Net Increase (Decrease)	(2,602,408)	4,735,354
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,219,099)	(233,497)
Class B shares	(1,181,412)	(168,069)
Class C shares	(298,909)	(43,741)
Class I shares@@	(10,581)	(14,694)
Net realized gain
Class A shares	(1,473,390)	(666,597)
Class B shares	(1,570,566)	(917,007)
Class C shares	(395,038)	(216,600)
Class I shares@@	(12,461)	(37,046)
Total Dividends and Distributions	(6,161,456)	(2,297,251)
Net increase (decrease) from transactions in shares of beneficial interest	2,676,430	(6,298,441)
Net Increase (Decrease)	(6,087,434)	(3,860,338)
Net Assets:
Beginning of period	31,273,628	35,133,966
End of Period (Including accumulated net investment loss of $2,110,318 and accumulated undistributed investment income of $315,654, respectively)	$25,186,194	$31,273,628

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements ■ March 31, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Multi-Asset Class Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements ■ March 31, 2008 (unaudited) continued

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisers of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator of the Underlying Funds. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund.

The Investment Adviser agreed to assume all operating expenses (except for distribution fees) until June 30, 2008. At March 31, 2008, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements ■ March 31, 2008 (unaudited) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,377,810 at March 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2008 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2008 , it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $10,608 and $269, respectively and received $3,919 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Income distributions earned by the Fund are recorded as dividends in the Statement of Operations and totaled $63,118 for the six months ended March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $357,281,287 and $354,895,846, respectively.

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements ■ March 31, 2008 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $3,365,351 and $5,350,889, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

6. Accounting Pronouncements

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements ■ March 31, 2008 (unaudited) continued

7. Shares of Beneficial Interest

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	54,897	$734,335	63,599	$766,919
Conversion from Class B	58,395	582,252	137,592	1,670,963
Reinvestment of dividends and distributions	254,916	2,436,995	71,392	833,141
Redeemed	(185,785)	(1,937,329)	(295,750)	(3,609,022)
Net increase (decrease) — Class A	182,423	1,816,253	(23,167)	(337,999)
CLASS B SHARES
Sold	25,447	364,032	103,972	1,245,680
Conversion to Class A	(57,202)	(582,252)	(140,313)	(1,670,963)
Reinvestment of dividends and distributions	273,989	2,570,020	83,787	961,872
Redeemed	(178,028)	(1,802,847)	(422,111)	(5,044,206)
Net increase (decrease) — Class B	64,206	548,953	(374,665)	(4,507,617)
CLASS C SHARES
Sold	12,435	152,443	35,999	425,436
Reinvestment of dividends and distributions	70,324	658,935	21,406	245,531
Redeemed	(49,738)	(497,865)	(126,761)	(1,530,817)
Net increase (decrease) — Class C	33,021	313,513	(69,356)	(859,850)
CLASS I SHARES@@
Sold	—	—	920	11,176
Reinvestment of dividends and distributions	2,345	22,653	4,383	51,543
Redeemed	(1,980)	(24,942)	(53,681)	(655,694)
Net increase (decrease) — Class I@@	365	(2,289)	(48,378)	(592,975)
Net increase (decrease) in Fund	280,015	$2,676,430	(515,566)	$(6,298,441)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Multi-Asset Class Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2008		2007	2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.74		$11.86	$11.17	$9.80	$8.60	$6.69
Income (loss) from investment operations:
Net investment income‡	0.12		0.22	0.16	0.14	0.06	0.01
Net realized and unrealized gain (loss)	(1.02)		1.54	0.65	1.35	1.14	1.90
Total income (loss) from investment operations	(0.90)		1.76	0.81	1.49	1.20	1.91
Less dividends and distributions from:
Net investment income	(1.19)		(0.23)	(0.12)	(0.12)	–	–
Net realized gain	(1.44)		(0.65)	–	–	–	–
Total dividends and distributions	(2.63)		(0.88)	(0.12)	(0.12)	–	–
Net asset value, end of period	$9.21		$12.74	$11.86	$11.17	$9.80	$8.60
Total Return‡‡	(8.54	)%(1)	15.51%	7.33%	15.21%	13.95%	28.55%
Ratios to Average Net Assets(3)(4)(5):
Expenses	0.25	%(2)	0.24%	0.24%	0.24%	0.24%	0.23%
Net investment income	2.40	%(2)	1.80%	1.37%	1.33%	0.72%	0.16%
Supplemental Data:
Net assets, end of period, in thousands	$11,258		$13,243	$12,609	$8,462	$1,896	$890
Portfolio turnover rate	13	%(1)	77%	88%	12%	46%	87%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  ‡‡  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2008	0.79%	1.86%
September 30, 2007	0.87	1.17
September 30, 2006	0.97	0.64
September 30, 2005	0.87	0.70
September 30, 2004	0.64	0.32
September 30, 2003	0.67	(0.28)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2008		2007	2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.46		$11.61	$10.89	$9.55	$8.44	$6.62
Income (loss) from investment operations:
Net investment income (loss)‡	0.10		0.13	0.07	0.07	0.00	(0.05)
Net realized and unrealized gain (loss)	(1.02)		1.49	0.65	1.30	1.11	1.87
Total income (loss) from investment operations	(0.92)		1.62	0.72	1.37	1.11	1.82
Less dividends and distributions from:
Net investment income	(1.08)		(0.12)	–	(0.03)	–	–
Net realized gain	(1.44)		(0.65)	–	–	–	–
Total dividends and distributions	(2.52)		(0.77)	0.00	(0.03)	–	–
Net asset value, end of period	$9.02		$12.46	$11.61	$10.89	$9.55	$8.44
Total Return‡‡	(8.87	)%(1)	14.52%	6.65%	14.32%	13.15%	27.49%
Ratios to Average Net Assets(3)(4)(5):
Expenses	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.65	%(2)	1.04%	0.61%	0.57%	(0.04)%	(0.61)%
Supplemental Data:
Net assets, end of period, in thousands	$10,950		$14,330	$17,693	$25,736	$32,309	$21,804
Portfolio turnover rate	13	%(1)	77%	88%	12%	46%	87%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  ‡‡  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2008	1.54%	1.11%
September 30, 2007	1.63	0.41
September 30, 2006	1.73	(0.12)
September 30, 2005	1.63	(0.06)
September 30, 2004	1.40	(0.44)
September 30, 2003	1.44	(1.05)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2008		2007	2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.45		$11.60	$10.92	$9.55	$8.45	$6.63
Income (loss) from investment operations:
Net investment income (loss)‡	0.07		0.13	0.07	0.06	0.00	(0.05)
Net realized and unrealized gain (loss)	(0.98)		1.50	0.65	1.32	1.10	1.87
Total income (loss) from investment operations	(0.91)		1.63	0.72	1.38	1.10	1.82
Less dividends and distributions from:
Net investment income	(1.09)		(0.13)	(0.04)	(0.01)	–	–
Net realized gain	(1.44)		(0.65)	–	–	–	–
Total dividends and distributions	(2.53)		(0.78)	(0.04)	(0.01)	–	–
Net asset value, end of period	$9.01		$12.45	$11.60	$10.92	$9.55	$8.45
Total Return‡‡	(8.81	)%(1)	14.65%	6.57%	14.47%	13.02%	27.45%
Ratios to Average Net Assets(3)(4)(5):
Expenses	0.97	%(2)	0.96%	0.97%	0.95%	1.00%	1.00%
Net investment income (loss)	1.68	%(2)	1.08%	0.64%	0.62%	(0.04)%	(0.61)%
Supplemental Data:
Net assets, end of period, in thousands	$2,876		$3,564	$4,126	$4,447	$4,314	$2,623
Portfolio turnover rate	13	%(1)	77%	88%	12%	46%	87%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  ‡‡  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2008	1.51%	1.14%
September 30, 2007	1.59	0.45
September 30, 2006	1.70	(0.09)
September 30, 2005	1.58	(0.01)
September 30, 2004	1.40	(0.44)
September 30, 2003	1.44	(1.05)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2008		2007	2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$12.86		$11.97	$11.26	$9.87	$8.64	$6.71
Income (loss) from investment operations:
Net investment income‡	0.13		0.27	0.19	0.15	0.09	0.03
Net realized and unrealized gain (loss)	(1.02)		1.53	0.66	1.38	1.14	1.90
Total income (loss) from investment operations	(0.89)		1.80	0.85	1.53	1.23	1.93
Less dividends and distributions from:
Net investment income	(1.22)		(0.26)	(0.14)	(0.14)	–	–
Net realized gain	(1.44)		(0.65)	–	–	–	–
Total dividends and distributions	(2.66)		(0.91)	(0.14)	(0.14)	–	–
Net asset value, end of period	$9.31		$12.86	$11.97	$11.26	$9.87	$8.64
Total Return‡‡	(8.38	)%(1)	15.74%	7.61%	15.58%	14.24%	28.76%
Ratios to Average Net Assets(3)(4)(5):
Expenses	–	%(2)	–%	–%	–%	–%	–%
Net investment income	2.65	%(2)	2.04%	1.61%	1.57%	0.96%	0.39%
Supplemental Data:
Net assets, end of period, in thousands	$103		$137	$707	$692	$344	$70
Portfolio turnover rate	13	%(1)	77%	88%	12%	46%	87%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  ‡‡  Calculated based on the net asset value as of the last business day of the period.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2008	0.54%	2.11%
September 30, 2007	0.63	1.41
September 30, 2006	0.73	0.88
September 30, 2005	0.63	0.94
September 30, 2004	0.40	0.56
September 30, 2003	0.44	(0.05)

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

MAFSAN
IU08-02933P-Y03/08

MORGAN STANLEY FUNDS

Morgan Stanley
Multi-Asset Class Fund

Semiannual Report

March 31, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Asset Class Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008